Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Gabelli Investor Funds, Inc.
Entity Central Index Key	0000893783
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000002886
Shareholder Report [Line Items]
Fund Name	The Gabelli ABC Fund
Class Name	Class AAA
Trading Symbol	GABCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli ABC Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli ABC Fund - Class AAA	$48	0.96%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2025, Gabelli ABC Fund underperformed its broad-based benchmark, the S&P 500 Index, while outperforming its comparatives, the ICE BofA 3 Month US Treasury Bill Index and the Lipper US Treasury Money Market Fund Average. Global merger and acquisition activity was strong in the first half of the year despite the uncertainty of tariffs and the current geopolitical environment. Changes at the FTC may mark a turning point, allowing more transactions to proceed and restoring corporate confidence in the regulatory process.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli ABC Fund - Class AAA	S&P 500 Index	ICE BofA 3 Month U.S. Treasury Bill Index	Lipper U.S. Treasury Money-Market Fund Average
6/15	10,000	10,000	10,000	10,000
6/16	10,183	10,399	10,019	10,002
6/17	10,517	12,260	10,068	10,018
6/18	10,664	14,022	10,205	10,107
6/19	10,910	15,483	10,441	10,303
6/20	10,927	16,646	10,612	10,421
6/21	11,862	23,436	10,622	10,423
6/22	11,568	20,947	10,640	10,433
6/23	12,158	25,051	11,022	10,793
6/24	12,877	31,203	11,617	11,348
6/25	13,857	35,934	12,160	11,853

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli ABC Fund - Class AAA	2.51%	7.61%	4.87%	3.32%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
ICE BofA 3 Month U.S. Treasury Bill Index	2.07%	4.68%	2.76%	1.98%
Lipper U.S. Treasury Money-Market Fund Average	2.01%	4.45%	2.61%	1.71%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 430,427,592
Holdings Count | Holding	247
Advisory Fees Paid, Amount	$ 1,073,658
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$430,427,592 Number of Portfolio Holdings247 Portfolio Turnover Rate48% Management Fees$1,073,658
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	62.1%
Common Stocks – Securities Sold Short	(18.6)%
U.S. Government Obligations	40.4%
Rights	0.3%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	15.7%

Industry Allocation (% of net assets)

Value	Value
U.S. Government Obligations	40.4%
Building and Construction - Long	19.8%
Building and Construction - Short	(16.3)%
Health Care	7.6%
Energy and Utilities	6.3%
Financial Services	3.3%
Telecommunications	3.2%
Entertainment	3.0%
Real Estate - Long	2.9%
Real Estate - Short	(2.2)%
Other Industry sectors	16.3%
Other Assets and Liabilities (Net)	15.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Lennar Corp. Cl B	19.7%
Lennar Corp. Cl A	(16.3)%
Millrose Properties Inc.	0.5%
SpringWorks Therapeutics Inc.	3.6%
FARO Technologies Inc.	1.5%
Fox Corp. Cl B	1.5%
TXNM Energy Inc.	1.4%
KKR & Co. Inc.	1.3%
Juniper Networks Inc.	1.1%
Dun & Bradstreet Holdings Inc.	1.1%
National Fuel Gas Co.	0.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000050409
Shareholder Report [Line Items]
Fund Name	The Gabelli ABC Fund
Class Name	Advisor Class
Trading Symbol	GADVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli ABC Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli ABC Fund - Advisor Class	$61	1.21%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2025, Gabelli ABC Fund underperformed its broad-based benchmark, the S&P 500 Index, while outperforming its comparatives, the ICE BofA 3 Month US Treasury Bill Index and the Lipper US Treasury Money Market Fund Average. Global merger and acquisition activity was strong in the first half of the year despite the uncertainty of tariffs and the current geopolitical environment. Changes at the FTC may mark a turning point, allowing more transactions to proceed and restoring corporate confidence in the regulatory process.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli ABC Fund - Advisor Class	S&P 500 Index	ICE BofA 3 Month U.S. Treasury Bill Index	Lipper U.S. Treasury Money-Market Fund Average
6/15	10,000	10,000	10,000	10,000
6/16	10,161	10,399	10,019	10,002
6/17	10,461	12,260	10,068	10,018
6/18	10,588	14,022	10,205	10,107
6/19	10,806	15,483	10,441	10,303
6/20	10,791	16,646	10,612	10,421
6/21	11,688	23,436	10,622	10,423
6/22	11,377	20,947	10,640	10,433
6/23	11,924	25,051	11,022	10,793
6/24	12,597	31,203	11,617	11,348
6/25	13,516	35,934	12,160	11,853

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli ABC Fund - Advisor Class	2.35%	7.29%	4.61%	3.06%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
ICE BofA 3 Month U.S. Treasury Bill Index	2.07%	4.68%	2.76%	1.98%
Lipper U.S. Treasury Money-Market Fund Average	2.01%	4.45%	2.61%	1.71%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 430,427,592
Holdings Count | Holding	247
Advisory Fees Paid, Amount	$ 1,073,658
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$430,427,592 Number of Portfolio Holdings247 Portfolio Turnover Rate48% Management Fees$1,073,658
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	62.1%
Common Stocks – Securities Sold Short	(18.6)%
U.S. Government Obligations	40.4%
Rights	0.3%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	15.7%

Industry Allocation (% of net assets)

Value	Value
U.S. Government Obligations	40.4%
Building and Construction - Long	19.8%
Building and Construction - Short	(16.3)%
Health Care	7.6%
Energy and Utilities	6.3%
Financial Services	3.3%
Telecommunications	3.2%
Entertainment	3.0%
Real Estate - Long	2.9%
Real Estate - Short	(2.2)%
Other Industry sectors	16.3%
Other Assets and Liabilities (Net)	15.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Lennar Corp. Cl B	19.7%
Lennar Corp. Cl A	(16.3)%
Millrose Properties Inc.	0.5%
SpringWorks Therapeutics Inc.	3.6%
FARO Technologies Inc.	1.5%
Fox Corp. Cl B	1.5%
TXNM Energy Inc.	1.4%
KKR & Co. Inc.	1.3%
Juniper Networks Inc.	1.1%
Dun & Bradstreet Holdings Inc.	1.1%
National Fuel Gas Co.	0.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends